Taxation - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Income tax expenses at PRC statutory rate	$ 261,581	$ (589)	$ 3,965
Statutory tax rate difference between Hong Kong and the PRC		(209)	1,615
Others		139	(195)
Tax credit, Effect of PRC preferential tax rates	(2,301)
Non-deductible expenses		3,239	306
Tax credit, Effect of Super Deduction	(3,227)	(3,600)	(3,609)
Nontaxable or nondeductible items	(304)
Effect of tax holidays and tax concessions on taxable income of subsidiaries incorporated in the PRC		(484)	(5,121)
Tax benefit from investment loss in a liquidating subsidiary of the VIE		(9,706)
Change in valuation allowance of deferred tax assets	7,909	8,190	7,170
Income tax benefits	$ (1,285)	$ (3,020)	$ 4,131
Tax Jurisdiction of Domicile [Extensible Enumeration]	PRC
Percent
Income tax rate	25.00%	25.00%
Tax credit, Effect of PRC preferential tax rates	(0.20%)
Tax credit, Effect of Super Deduction	(0.30%)
Change in valuation allowances	0.70%
Income tax benefits	(0.10%)
PRC
Amount
Others	$ (7,814)
Percent
Income tax rate	25.00%
Other	(0.70%)
Hong Kong
Amount
Statutory tax rate difference between Hong Kong and the PRC	$ (87,680)
Unrealized gains from long-term investment	(170,050)
Others	$ (63)
Percent
Income tax rate	16.50%	16.50%	16.50%
Statutory tax rate difference between Hong Kong and the PRC	(8.40%)
Unrealized gains from long-term investment	(16.30%)
Other tax jurisdictions
Amount
Others	$ 664
Percent
Other	0.10%